Receivables	12 Months Ended
Dec. 31, 2021
Receivables	12. Receivables
	December 31,	December 31,
	2021	2020
	$’000	$’000
Receivable from sales	$112	$156
Recoverable value added tax (“VAT”)	1,849	1,217
Other receivables	551	668
Total	$2,512	$2,041